Offerings - Offering: 1	Nov. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	26,141,858
Proposed Maximum Offering Price per Unit	0.3831
Maximum Aggregate Offering Price	$ 10,014,945.80
Fee Rate	0.0087%
Amount of Registration Fee	$ 871.30
Offering Note	(a) Represents up to 26,141,858 shares of common stock, par value $0.001 per share ("Common Stock"), of Westwater Resources, Inc. (the "Registrant"), consisting of (i) 600,000 shares issued to Lincoln Park Capital Fund, LLC (the "selling stockholder") as initial commitment shares, (ii) up to 1,400,000 shares that may be issued to the selling stockholder as additional commitment shares and (iii) up to 24,141,858 shares that are issuable at the option of the Registrant, in each case pursuant to the purchase agreement, dated November 10, 2026, between the Registrant and the selling stockholder. The shares will be offered for resale by the selling stockholder. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant's outstanding shares of Common Stock. (b) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the average of the high ($0.3942) and low ($0.3720) sales prices per share of Common Stock as reported on the NYSE American on November 6, 2026.